Securities Act File No. 333-235943

As filed with the Securities and Exchange Commission on February 28, 2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐	Post-Effective Amendment No. 1 ☒

REALITY SHARES ETF TRUST

(Exact Name of Registrant as Specified in Charter)

402 West Broadway, Suite 2800

San Diego, CA 92101

(Address of Principal Executive Offices) (Zip Code)

(619) 487-1445

(Registrant’s Area Code and Telephone Number)

Eric Ervin

c/o Reality Shares Advisors, LLC

402 West Broadway, Suite 2800

San Diego, CA 92101

(Name and Address of Agent for Service of Process)

Copy to:

Laura E. Flores

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW
Washington, DC 20004-2541

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Reality Shares ETF Trust

Reality Shares DIVCON Dividend Guard ETF

402 West Broadway, Suite 2800

San Diego, California 92101

March 3, 2020

Dear Shareholder:

Enclosed is important information concerning your investment in the Reality Shares DIVCON Dividend Guard ETF (the “Acquired Fund”), a series of Reality Shares ETF Trust (the “Trust”).

The Trust’s Board of Trustees (the “Board”) has determined that it is in the best interests of the Acquired Fund and the Reality Shares DIVCON Dividend Defender ETF (the “Surviving Fund” and together with the Acquired Fund, the “Funds”), also a separate series of the Trust, and their respective shareholders to reorganize the Acquired Fund into and with the Surviving Fund, in part, because of the similarities between the Funds. The Board also has determined that the reorganization would not dilute the interests of either Fund’s shareholders. Accordingly, the Board has approved an Agreement and Plan of Reorganization that would provide for the reorganization of the Acquired Fund into and with the Surviving Fund.

The enclosed combined information statement and prospectus contains information about the reorganization of the Acquired Fund into and with the Surviving Fund. As a result of the reorganization, you will receive a number of shares of beneficial interest of the Surviving Fund and cash in lieu of fractional shares of the Fund equal in value to the current net asset value of your shares of the Acquired Fund, as of the closing date of the reorganization, and you will become a shareholder of the Surviving Fund.

Each Fund is an index fund that seeks to provide long-term capital appreciation by tracking the performance, before fees and expenses, of an underlying index developed by Reality Shares, Inc., the parent company of Reality Shares Advisors, LLC (the “Adviser”), the Funds’ investment adviser. The primary difference between the Funds is that the Surviving Fund’s underlying index, and thus the Surviving Fund’s portfolio, may seek greater or lesser long and short exposure to the same universe of securities as the Acquired Fund’s underlying index and portfolio. But for the difference in underlying indexes, the Funds’ investment objectives are identical and the Funds’ principal investment strategies and principal risks are substantially similar. The Funds also are managed by the same portfolio manager. Additionally, the Funds have similar fees and expenses, including the same management fee, and substantially the same annual fund operating expense ratios, except that the annual fund operating expense ratio for the Surviving Fund is slightly lower than that of the Acquired Fund. The reorganization is expected to increase the size of the Surviving Fund thereby improving its opportunities for continued growth and enabling the Adviser to focus its advisory resources on fewer funds, including the Surviving Fund. In addition, the Acquired Fund and its shareholders will benefit from the Surviving Fund’s strong performance record and lower total expense ratio.

The reorganization will not require any shareholder action. In accordance with the Trust’s Agreement and Declaration of Trust and applicable Delaware state and U.S. federal law (including Rule 17a-8 under the Investment Company Act of 1940), the reorganization may be effected without the approval of shareholders of either Fund. Prior to the reorganization, you may buy and sell shares of the Acquired Fund as usual in accordance with the procedures described in the Fund’s Prospectus dated February 28, 2020. At the close of business on or about March 27, 2020, the Acquired Fund will transfer all of its assets and liabilities to the Surviving Fund, and your shares in the Acquired Fund will be exchanged automatically for shares of the Surviving Fund and cash in lieu of fractional shares of the Acquired Fund. The reorganization is not expected to be a taxable transaction for federal income tax purposes, and you are not expected to recognize gain or loss upon the exchange of your shares in connection with this transaction, except with respect to cash received in lieu of fractional shares. The cost basis of your shares in the Acquired Fund exchanged for shares in the Surviving Fund will be the same as the basis of your shares in the Acquired Fund. However, the Acquired Fund is expected to dispose of certain portfolio securities to better align its portfolio with the portfolio of the Surviving Fund. This disposition may cause the Acquired Fund to realize and distribute taxable capital gains to its shareholders.

If you have any questions or need additional information, please call the Adviser at 855-595-0240.

Sincerely,

/s/ Eric Ervin
Eric Ervin
President

COMBINED INFORMATION STATEMENT AND PROSPECTUS

March 3, 2020

REALITY SHARES ETF TRUST

c/o Reality Shares Advisors, LLC

402 West Broadway

Suite 2800

San Diego, California 92101

Reality Shares DIVCON Dividend Guard ETF, a series of Reality Shares ETF Trust c/o Reality Shares Advisors, LLC 402 West Broadway Suite 2800 San Diego, California 92101 (619) 487-1445	Reality Shares DIVCON Dividend Defender ETF, a series of Reality Shares ETF Trust c/o Reality Shares Advisors, LLC 402 West Broadway Suite 2800 San Diego, California 92101 (619) 487-1445

This combined information statement and prospectus (the “Information Statement/Prospectus”) is being furnished to you because you are a shareholder of the Reality Shares DIVCON Dividend Guard ETF (the “Acquired Fund”), a series of Reality Shares ETF Trust (the “Trust”). As provided in an Agreement and Plan of Reorganization, the Acquired Fund will be reorganized into and with another series of the Trust, the Reality Shares DIVCON Dividend Defender ETF (the “Surviving Fund” and together with the Acquired Fund, each, a “Fund” and together, the “Funds”). In exchange for your shares of the Acquired Fund, you will receive a number of shares of beneficial interest of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund equal in value to the current net asset value (“NAV”) of your Acquired Fund shares, as of the closing date of the reorganization (the “Reorganization”). As a result, at the conclusion of the Reorganization, you will become a shareholder of the Surviving Fund.

The Trust’s Board of Trustees (the “Board”) has determined that the Reorganization is in the best interests of the Funds and their shareholders, and that the interests of the Funds’ shareholders will not be diluted as a result of the Reorganization. For federal income tax purposes, the Reorganization is not expected to result in income, gain or loss being recognized by the Acquired Fund or its shareholders, except with respect to cash received in lieu of fractional shares.

Each Fund is a separate series of the Trust, a Delaware statutory trust registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company. Reality Shares Advisors, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Funds also have the same Trustees and officers and are serviced by the same principal underwriter, independent public accountant, and other service providers.

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Each Fund is an index fund that seeks to provide long-term capital appreciation by tracking the performance, before fees and expenses, of an underlying index developed by Reality Shares, Inc. (“Reality Shares” or the “Index Provider”), the parent company of the Adviser. The primary difference between the Funds is that the Surviving Fund’s underlying index, and thus the Surviving Fund’s portfolio, may seek greater or lesser long and short exposure to the same universe of securities as the Acquired Fund’s underlying index and portfolio. Specifically, the Surviving Fund’s underlying index consists of a “Long Portfolio” of large capitalization securities expected to grow their dividends and a “Short Portfolio” of securities expected not to grow, or cut, their dividends, and at all times directs approximately 75% exposure to the Long Portfolio and approximately 25% exposure to the Short Portfolio. The Acquired Fund’s underlying index may direct either (i) 100% exposure to the Long Portfolio or (ii) 50% exposure to the Long Portfolio and 50% exposure to the Short Portfolio (the “Long/Short Portfolio”) depending on its quantitative forecast of overall market strength. But for the difference in underlying indexes, the Funds’ investment objectives are identical and the Funds’ principal investment strategies and principal risks are substantially similar. The Funds also are managed by the same portfolio manager. Additionally, the Funds have similar fees and expenses, including the same management fee, and substantially the same annual fund operating expense ratios, except that the annual fund operating expense ratio for the Surviving Fund is slightly lower than that of the Acquired Fund. The Reorganization is expected to increase the size of the Surviving Fund thereby improving its opportunities for continued growth and enabling the Adviser to focus its advisory resources on fewer funds, including the Surviving Fund. In addition, the Acquired Fund and its shareholders will benefit from the Surviving Fund’s strong performance record and lower total expense ratio. For a detailed comparison of the investment objectives, policies, limitations and risks of the Funds, see the sub-sections titled “Investment Objectives and Strategies,” “Fundamental Investment Restrictions” and “Principal Risks” in the “Summary” section of this Information Statement/Prospectus.

Reports and other information concerning the Funds can be inspected at the Funds’ listing exchange, Cboe BZX Exchange, Inc. (the “Exchange”).

This Information Statement/Prospectus sets forth concisely the information about the Funds that you should know before investing and should be retained for future reference. It is both an information statement for the Acquired Fund and a prospectus for the Surviving Fund. This Information Statement/Prospectus is being mailed to shareholders on or about March 3, 2020.

A Statement of Additional Information relating to and dated the date of this Information Statement/Prospectus contains additional information about the Funds and is incorporated herein by reference. The Statement of Additional Information, therefore, legally forms a part of this Information Statement/Prospectus. In addition, the Prospectus for the Funds, dated February 28, 2020 is incorporated herein by reference and a copy of each Fund’s Summary Prospectus, dated February 28, 2020, accompanies this Information Statement/Prospectus. You may obtain a copy of each of the Fund documents described above and elsewhere herein, without charge, by calling 855-595-0240, visiting the Reality Shares’ website at realityshares.com, or writing to Reality Shares ETF Trust, at 402 West Broadway, Suite 2800, San Diego, California 92101.

Information about the Funds (including each document incorporated by reference) also is available on the EDGAR Database on the SEC’s website at: http://www.sec.gov. You also may obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

No shareholder vote will be taken with respect to the matters described in this Information Statement/Prospectus. WE ARE NOT ASKING YOU FOR A PROXY AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities, or passed upon the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

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Summary

This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Information Statement/Prospectus, or incorporated by reference into this Information Statement/Prospectus. A form of the Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Reorganization will be conducted is attached to this Information Statement/Prospectus as Appendix A.

The Reorganization and Agreement and Plan of Reorganization. The Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), has unanimously approved the Reorganization of the Acquired Fund with and into the Surviving Fund. Under the Agreement, on the date of the Reorganization (the “Closing Date”), currently expected to be March 27, 2020, the Acquired Fund will transfer all of its assets to the Surviving Fund solely in exchange for (i) the Surviving Fund’s assumption of all of the liabilities of the Acquired Fund, (ii) shares of beneficial interest of the Surviving Fund of equal value to the net assets of the Acquired Fund, and (iii) cash in lieu of fractional shares of the Surviving Fund. Immediately thereafter, the Acquired Fund will distribute the Surviving Fund shares and cash in lieu of any fractional Surviving Fund shares to the Acquired Fund shareholders of record as of the Closing Date in connection with the liquidation and termination of the Acquired Fund. The aggregate NAV of the Surviving Fund shares and the value of the cash in lieu of any fractional shares of the Surviving Fund received in the Reorganization will equal the aggregate NAV of the Acquired Fund shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

To better align the Funds’ portfolios, it currently is estimated that securities representing approximately 26.7% of the Acquired Fund’s portfolio will be disposed of in anticipation of the Reorganization. If such securities were disposed of as of the close of trading on the Exchange on December 26, 2019, the aggregate value of such securities would have totaled approximately $3,770,000. It is estimated that such portfolio dispositions would have resulted in realized capital gains of approximately $343,000 (or 2.43% of the Acquired Fund’s total assets or $0.653 per share) as of that date. It also is estimated that such portfolio dispositions will result in brokerage and other transaction costs of approximately $150 (or 0.0011% of the Acquired Fund’s total assets or $0.00286 per share). Any such disposition of securities in all events will be consistent with the tax-free nature of the Reorganization.

The Acquired Fund also may stop accepting new investments and purchasing portfolio securities at some time prior to the Closing Date to facilitate the transfer of its portfolio securities to the Surviving Fund as part of the Reorganization. The Acquired Fund’s ceasing to accept new investments prior to the Closing Date is not expected to have a material impact on the price at which the Acquired Fund’s shares trade in the secondary market relative to the Acquired Fund’s net asset value per share. As soon as practicable after the distribution of Surviving Fund shares and cash in lieu of any fractional Surviving Fund shares and the liquidation of the Acquired Fund as described above, the Acquired Fund will take steps to wind up its affairs.

The implementation of the Reorganization is subject to a number of conditions set forth in the Agreement, including the receipt of a legal opinion from counsel described in greater detail below. All expenses that are solely and directly related to the Reorganization will be paid by the Adviser or its affiliates, and will not be borne by the Funds’ shareholders. The Adviser estimates that the costs that are solely and directly related to the Reorganization will be approximately $64,600. As discussed in more detail below, the Acquired Fund and the Surviving Fund will bear their respective portfolio transaction costs associated with the Reorganization.

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Each Fund is an index fund that seeks to provide long-term capital appreciation by tracking the performance, before fees and expenses, of an underlying index developed by Reality Shares. The primary difference between the Funds is that the Surviving Fund’s underlying index, and thus the Surviving Fund’s portfolio, may seek greater or lesser long and short exposure to the same universe of securities as the Acquired Fund’s underlying index and portfolio. The primary difference between the Funds is that the Surviving Fund’s underlying index, and thus the Surviving Fund’s portfolio, may seek greater or lesser long and short exposure to the same universe of securities as the Acquired Fund’s underlying index and portfolio. Specifically, the Surviving Fund’s underlying index consists of a Long Portfolio of large capitalization securities expected to grow their dividends and a Short Portfolio of securities expected not to grow, or cut, their dividends, and at all times directs approximately 75% exposure to the Long Portfolio and approximately 25% exposure to the Short Portfolio. The Acquired Fund’s underlying index may direct either (i) 100% exposure to the Long Portfolio or (ii) 50% exposure to the Long Portfolio and 50% exposure to the Short Portfolio (i.e., the Long/Short Portfolio) depending on its quantitative forecast of overall market strength. But for the difference in underlying indexes, the Funds’ investment objectives are identical and the Funds’ principal investment strategies and principal risks are substantially similar. The Funds also are managed by the same portfolio manager. Additionally, the Funds have similar fees and expenses, including the same management fee, and substantially the same annual fund operating expense ratios, except that the annual fund operating expense ratio for the Surviving Fund is slightly lower than that of the Acquired Fund. The Reorganization is expected to increase the size of the Surviving Fund thereby improving its opportunities for continued growth and enabling the Adviser to focus its advisory resources on fewer funds, including the Surviving Fund. In addition, the Acquired Fund and its shareholders will benefit from the Surviving Fund’s strong performance record and lower total expense ratio.

The Board has unanimously concluded that the Reorganization is in the best interests of each Fund and its shareholders, and that the interests of the Funds’ shareholders will not be diluted as a result of the Reorganization.

Federal Income Tax Consequences. The Reorganization is expected to be a tax-free reorganization for federal income tax purposes. As a condition to the closing of the Reorganization, each Fund will receive an opinion of counsel to the effect that, for federal income tax purposes, the Reorganization will qualify as a tax-free reorganization and, thus, no gain or loss will be recognized by either Fund as a direct result of the Reorganization and that no gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund Shares (except with respect to cash received in lieu of fractional shares). The tax basis of the shares of the Surviving Fund received by the Acquired Fund shareholders will be the same as the tax basis of their shares in the Acquired Fund. Prior to the Reorganization, the Acquired Fund will distribute any previously undistributed net investment income and net realized capital gains (after reduction for any capital loss carryforwards), which distribution will be taxable to shareholders. Certain tax attributes of the Acquired Fund will carry over to the Surviving Fund, including the ability of the Surviving Fund to utilize the Acquired Fund’s capital loss carryforwards, if any. Utilization of capital loss carryforwards of the Acquired Fund will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Fund may expire without being utilized. Additionally, for five years beginning after the Closing Date of the Reorganization, neither Fund will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Fund (if any) with capital loss carryforwards attributable to the other Fund. See the section entitled “Information about the Reorganization—Federal Income Tax Consequences.”

Comparison of the Funds. This section is intended to help you compare the investment objectives, policies, limitations, and risks of the Funds. Information contained in this Information Statement/Prospectus is qualified by the more complete information set forth in the Funds’ Prospectus dated February 28, 2020.

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Investment Objectives and Principal Investment Strategies. Each Fund is a diversified exchange-traded fund (“ETF”) that seeks to provide long-term capital appreciation by tracking the performance, before fees and expenses, of an underlying index developed by Reality Shares. The Acquired Fund’s underlying index is the Reality Shares DIVCON Dividend Guard Index (the “DIVCON Dividend Guard Index”). The Surviving Fund’s underlying index is the Reality Shares DIVCON Dividend Defender Index (the “DIVCON Dividend Defender Index” and with the DIVCON Dividend Guard Index, each, an “Underlying Index” and together, the “Underlying Indexes”). The DIVCON Dividend Defender Index consists of a Long Portfolio of large capitalization securities expected to grow their dividends and a Short Portfolio of securities expected not to grow, or cut, their dividends, and at all times directs approximately 75% exposure to the Long Portfolio and approximately 25% exposure to the Short Portfolio. The DIVCON Dividend Guard Index may direct either (i) 100% exposure to the Long Portfolio or (ii) 50% exposure to the Long Portfolio and 50% exposure to the Short Portfolio, i.e., the Long/Short Portfolio, depending on its quantitative forecast of overall market strength. But for that difference, the Funds’ principal investment strategies are substantially similar. Each Underlying Index is reconstituted annually on the first Friday in December. As of December 31, 2019, the market capitalizations of the 500 largest U.S. companies included in the DIVCON Scoring System ranged from $9.98 billion to $1.3 trillion.

Investment Policies. The Funds have identical fundamental investment policies. The Funds also have identical non-fundamental investment policies.

Principal Risks. The Funds are subject to the same principal risks except that the Acquired Fund is also subject to Guard Indicator Lag Risk. All of the Funds’ principal risks are described below.

Principal Risks of Each Fund

As with all investments, the value of your investment in the Funds can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Funds are set forth below. Each of these factors could cause the value of an investment in the Funds to decline over short- or long-term periods.

Authorized Participant Concentration Risk — Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of institutions that serve as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Funds and no other Authorized Participant is able to step forward to create or redeem, Fund shares may trade at a discount to NAV and possibly face delisting.

Equity Risk — The prices of equity securities in which the Funds invest rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may decline in response. In addition, the equity market tends to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETF Trading Risk — The Funds’ shares are listed on the Exchange. However, there can be no assurance that an active trading market for Fund shares will be maintained. An unanticipated early closing of the Exchange or a halt in the trading of Fund shares on the Exchange may result in your inability to buy or sell shares of the Funds on that day. Active market trading of the Funds’ shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Similar to shares of other issuers listed on a stock exchange, shares of the Funds may be sold short and are therefore subject to the risk of increased volatility in the trading price of the Funds’ shares. While the Funds expect that Authorized Participants’ ability to create and redeem Fund shares at NAV will be effective in reducing any such volatility, there is no guarantee that it will eliminate the volatility associated with short sales. In addition, from time to time shares of the Funds may be thinly traded, making it difficult for shareholders to purchase and sell shares at a particular time or price. This risk is heightened for smaller and newly established ETFs.

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Index Performance Risk — There is no guarantee or assurance that the methodology used to create each Fund’s Underlying Index will result in the Fund achieving positive returns. The Funds’ Underlying Indexes may underperform more traditional indices. In turn, the Funds could lose value while other indices or measures of market performance increase in value.

Index Production Risk — Neither the Adviser nor the Index Provider is able to guarantee the continuous availability or timeliness of the production of the Funds’ Underlying Indexes. The calculation and dissemination of the Underlying Index values may be delayed if the information technology or other facilities of the Index Provider, calculation agent, data providers and/or relevant stock exchange malfunction for any reason. A significant delay may cause trading in shares of the Funds to be suspended. Errors in Index data, computation and/or the construction in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider, calculation agent or other applicable party for a period of time or at all, which may have an adverse impact on the Funds and their shareholders.

Investments in Other ETFs Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities of the ETF, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Funds invest in an ETF, in addition to directly bearing the expenses associated with its own operations, they will bear a pro rata portion of the ETF’s expenses.

Large-Capitalization Securities Risk — The Funds are subject to the risk that large-capitalization stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and may not be able to attain the high growth rate of smaller companies, especially during extended periods of economic expansion.

Market Risk — Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. As a result, the performance of the Funds could vary from their stated objectives and you could lose money.

Passive Investment Risk — The Funds are not actively managed and the Adviser does not attempt to take defensive positions in declining markets. Therefore, the Funds may be subject to greater losses in a declining market than funds that are actively managed.

Quantitative Model Risk — The Underlying Indexes are constructed using a rules-based methodology based on quantitative models developed by Reality Shares. These quantitative models may be incomplete, flawed or based on inaccurate assumptions and, therefore, may lead to the selection of assets for inclusion in the Underlying Indexes that produce inferior investment returns or provide exposure to greater risk of loss. As a result, the Funds’ performance may be lower or the Funds may be subject to greater risk than if the Underlying Indexes had not been constructed using quantitative modeling because the Funds invest a substantial portion of their assets in the component securities of the Underlying Indexes.

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Sector Risk — The Funds are subject to the following Sector Risks:

Consumer Discretionary Sector Risk. The Funds’ investments are exposed to issuers conducting business in the Consumer Discretionary Sector. The manufacturing segment of the Consumer Discretionary Sector includes automotive, household durable goods, leisure equipment and textiles and apparel. The services segment includes hotels, restaurants and other leisure facilities, media production and services, and consumer retailing and services. The Funds are subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Consumer Discretionary Sector. The performance of companies operating in the Consumer Discretionary Sector has historically been closely tied to the performance of the overall economy, and also is affected by economic growth, consumer confidence, attitudes and spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace. Moreover, the Consumer Discretionary Sector encompasses those businesses that tend to be the most sensitive to economic cycles.

Financials Sector Risk. The Funds’ investments are exposed to issuers conducting business in the Financials Sector. The Financials Sector includes companies involved in banking, thrifts and mortgage finance, specialized finance, consumer finance, asset management and custody banks, investment banking and brokerage and insurance. It also includes Financial Exchanges and Data and Mortgage REITs. The Funds are subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Financials Sector. Companies operating in the Financials Sector are subject to extensive government regulation, which may limit the financial commitments they can make and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition.

Health Care Sector Risk. The Funds’ investments are exposed to issuers conducting business in the Health Care Sector. The Health Care Sector includes health care providers and services, companies that manufacture and distribute health care equipment and supplies, and health care technology companies. It also includes companies involved in the research, development, production and marketing of pharmaceuticals and biotechnology products. The Funds are subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Health Care Sector. The prices of the securities of companies operating in the Health Care Sector are closely tied to government regulation and approval of their products and services, which can have a significant effect on the price and availability of these products and services.

Industrials Sector Risk. The Funds’ investments are exposed to issuers conducting business in the Industrials Sector. The Industrials Sector includes manufacturers and distributors of capital goods such as aerospace and defense, building projects, electrical equipment and machinery and companies that offer construction and engineering services. It also includes providers of commercial and professional services including printing, environmental and facilities services, office services and supplies, security and alarm services, human resource and employment services, research and consulting services. It also includes companies that provide transportation services. The Funds are subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Industrials Sector. The prices of the securities of companies operating in the Industrials Sector may fluctuate due to the level and volatility of commodity prices, the exchange value of the dollar, import controls, worldwide competition, liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control devices.

Information Technology Sector Risk. The Funds’ investments are exposed to issuers conducting business in the Information Technology Sector. The Information Technology Sector includes companies that offer software and information technology services, manufacturers and distributors of technology hardware and equipment such as communications equipment, cellular phones, computers and peripherals, electronic equipment and related instruments and semiconductors. The Funds are subject to the risk that the securities of such issuers will underperform the market as a whole due to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the Information Technology Sector. The prices of the securities of companies operating in the Information Technology Sector are closely tied to market competition, increased sensitivity to short product cycles and aggressive pricing, and problems with bringing products to market.

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Shares of the Funds May Trade at Prices Other Than NAV — As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although market prices for Fund shares generally are expected to closely correspond to the Funds’ NAVs, it is expected that, as with all ETFs, there will be times when the market price of the Funds’ shares are higher (i.e., premium) or lower (i.e., discount) than the NAV of such shares. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the shares that were bought or sold or the shareholder may be unable to sell his or her shares. The risk that shares of the Funds may trade at prices other than NAV is heightened in times of market stress or volatility. There can be no guarantee that an active market for Fund shares will develop or be maintained.

Short Sales Risk — A short sale involves the sale of a security that a fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Funds to the risk that they will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Funds that is potentially unlimited. Investment in short sales also may cause the Funds to incur expenses related to borrowing securities. There can be no guarantee that a stock included in the Short Portfolio of either Fund’s Underlying Index will be available on the open market for the Fund to sell short. Under these circumstances, the Funds may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the Short Portfolio were available. However, such strategy may not prove successful, and the Funds could experience a loss or their performance could deviate from the performance of the Underlying Indexes.

Tracking Error Risk — As with all index funds, the performance of the Funds may vary from the performance of each Fund’s Underlying Index as a result of Fund fees and expenses, the use of representative sampling and other factors. Therefore, although the performance of the Funds is designed to track the performance of the Underlying Indexes, there can be no guarantee that the Funds will achieve this objective.

Use of Derivatives Risk — Investments in options, swaps, forward contracts and futures contracts are subject to a number of risks, including correlation risk, market risk, leverage risk and liquidity risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the derivative’s underlying reference asset, rate or index. Market risk is described above. Leverage risk is the risk that the use of a derivative will amplify the effects of market volatility on the Funds’ share prices or cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy their obligations pursuant to the derivatives contracts. Liquidity risk is the risk that certain instruments may be difficult or impossible to buy or sell at the time and the price that the Funds would like. The Funds may have to accept a lower price to sell the instrument, sell other instruments to raise cash or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. The Funds’ use of forward contracts and swaps is also subject to counterparty credit risk and valuation risk. Counterparty credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these factors could have a negative impact on the Funds’ ability to implement their respective investment strategies, could cause the Funds to lose money and could have a negative impact on the value of your investment.

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Additional Principal Risks of the Acquired Fund

Guard Indicator Lag Risk — The Underlying Index switches directing its exposure from the Long Portfolio to the Long/Short Portfolio and vice versa based on its proprietary methodology for measuring market strength. To the extent that markets are experiencing strength, but the Underlying Index’s methodology does not detect such strength, the Underlying Index may continue directing its exposure to the Long/Short Portfolio. Under such a scenario, the Underlying Index, and consequently the Fund, may not participate in gains to the extent that it would had it been exposed 100% to the Long Portfolio. Conversely, to the extent that markets are declining, but the Underlying Index’s methodology does not detect such decline, the Underlying Index may continue directing its exposure 100% to the Long Portfolio. Under such a scenario, the Underlying Index, and consequently the Fund, may experience losses to a greater extent than it would had it been exposed to the Long/Short Portfolio.

Fees and Expenses. The Funds are parties to the same investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser is responsible for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Funds bear the cost of, interest, taxes, brokerage and other expenses connected with the execution of portfolio securities, dividend and expenses associated with securities sold short (subject to any expense limitation agreements), extraordinary expenses, distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, compensation and expenses of the Trustees who are not interested persons of the Trust or the Adviser (including any such Trustee’s counsel fees) and compensation and expenses of the Trust’s chief compliance officer.

The Other Expenses paid by the Funds differ slightly. For the fiscal year ended October 31, 2019, the Acquired Fund paid 0.73% in Other Expenses and 1.58% in Total Annual Fund Operating Expenses, whereas the Surviving Fund’s Other Expenses were slightly lower and amounted to 0.59% and 1.44% in in Total Annual Fund Operating Expenses, as discussed in greater detail below.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses of the Acquired Fund and the Surviving Fund for the fiscal year ended October 31, 2019 and the pro forma fees and expenses of the Surviving Fund on a combined basis after giving effect to the Reorganization. The pro forma fees and expenses of the Surviving Fund on a combined basis after giving effect to the Reorganization will not differ from the Surviving Fund’s current fees and expenses.

	Acquired Fund	Surviving Fund	Pro Forma Combined
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Other Expenses
Dividend Expenses on Securities Sold Short[1]	0.73%	0.59%	0.59%
Borrowing Expenses on Securities Sold Short[2]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses[3]	1.58%	1.44%	1.44%

1	When a cash dividend is declared on a stock the Fund has sold short, the Fund must pay an amount equal to that dividend to the party that lent the stock to the Fund and record the payment of the dividend as an expense.
2	The Fund may be charged a fee or receive income on borrowed stock in connection with its short sales. This fee or income is calculated daily, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. A net amount of fees is listed as Borrow Expenses on Securities Sold Short.
3	Excluding dividend and borrowing expenses on securities sold short, the Total Annual Fund Operating Expenses are 0.85%.

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EXAMPLE

This Example will help you compare the cost of investing in the Surviving Fund with the cost of investing in the Acquired Fund.

The Example assumes that you invest $10,000 in the listed Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Acquired Fund	$161	$499	$860	$1,878
Surviving Fund	$147	$456	$787	$1,724
Pro Forma Combined	$147	$456	$787	$1,724

Expense Limitation Agreement. The Adviser has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep aggregate interest expenses on securities sold short (“Expenses Associated with Short Sales Transactions”) from exceeding 0.10% of the average daily net assets of each Fund until February 28, 2021 (the “Expense Limitation” and such agreement, the “Expense Limitation Agreement”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s Expenses Associated with Short Sales Transactions are below the Expense Limitation. The Expense Limitation Agreement renews automatically for a subsequent one-year period unless terminated in accordance with its terms. The Expense Limitation Agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2021. The Adviser did not waive any fees pursuant to the Expense Limitation Agreement during the fiscal year ended October 31, 2019. The Adviser intends to continue the Expense Limitation Agreement with respect to the Surviving Fund for at least one subsequent one-year term after the closing of the Reorganization.

Portfolio Turnover. Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, affect each Fund’s performance. For the fiscal year ended October 31, 2019, the portfolio turnover rates of the Acquired Fund and Surviving Fund were 64.70% and 57.30%, respectively, which exclude securities received or delivered in-kind.

Performance. The performance information shown below will help you analyze each Fund’s investment risks in light of their historical returns. For each Fund, the bar chart and performance table below illustrate the risks of an investment in the Fund by showing the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for 1 year and since inception compare with those of the Fund’s Underlying Index and a broad measure of market performance. Of course, the Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance for the Funds is available at http://www.realityshares.com.

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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PERFORMANCE INFORMATION

Surviving Fund (Reality Shares DIVCON Dividend Defender ETF)

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 7.06% (quarter ended March 31, 2019) and the Fund’s lowest quarterly return was -6.04% (quarter ended December 31, 2018).

Returns after taxes on distributions and sale of shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of shares.

Average Annual Total Returns for the Periods Ended December 31, 2019

Surviving Fund	1 Year	Since Inception (1/14/16)
Return Before Taxes	18.81%	7.94%
Return After Taxes on Distributions	18.42%	7.82%
Return After Taxes on Distributions and Sale of Fund Shares	11.12%	6.16%
DIVCON Dividend Defender Index (reflects no deduction for fees, expenses or taxes)	19.05%	8.43%
HFRX Equity Hedge Index (reflects no deduction for fees, expenses or taxes)	10.71%	3.50%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	16.82%

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Acquired Fund (Reality Shares DIVCON Dividend Guard ETF)

During the periods shown in the bar chart above, the Fund’s highest quarterly return was 9.79% (quarter ended December 31, 2019) and the Fund’s lowest quarterly return was -7.65% (quarter ended December 31, 2018).

Returns after taxes on distributions and sale of shares may be higher than before-tax returns when a net capital loss occurs upon the redemption of shares.

Average Annual Total Returns for the Periods Ended December 31, 2019

Acquired Fund	1 Year	Since Inception (1/14/16)
Return Before Taxes	13.11%	3.68%
Return After Taxes on Distributions	12.66%	3.51%
Return After Taxes on Distributions and Sale of Fund Shares	7.74%	2.78%
DIVCON Dividend Guard Index (reflects no deduction for fees, expenses or taxes)	13.47%	4.36%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	31.49%	16.82%

Adviser. The Funds are managed by the same investment adviser, Reality Shares Advisors, LLC. The Adviser is located at 402 West Broadway, Suite 2800, San Diego, California 92101 and has served as the investment adviser of each Fund since its inception. The Adviser makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund’s investment program.

Portfolio Manager. The Funds are managed by the same portfolio manager. On a day-to-day basis, Mr. Eric Ervin is responsible for the management of the Funds.

Board Members. The Funds are subject to the oversight of the same Board of Trustees. Two of the three Trustees are Independent Trustees.

Independent Public Accounting Firm. Cohen & Company, Ltd. is the independent registered public accounting firm for the Funds.

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Capitalization. The table below sets forth the unaudited capitalization of the Acquired Fund and the Surviving Fund as of October 31, 2019, the date of the most recently issued financial statements of the Funds, and the unaudited capitalization on a pro forma combined basis after giving effect to the Reorganization as of that date. The capitalizations are likely to be different at the time that the Reorganization is scheduled to be completed as a result of daily share purchase and sale activity.

Fund	Reality Shares DIVCON Dividend Guard ETF (Acquired Fund)	Reality Shares DIVCON Dividend Defender ETF (Surviving Fund)	Share Adjustments	Pro Forma Combined
Total Net Assets	$13,793,275	$6,126,355	N/A	$19,919,630
NAV Per Share	$25.0787	$30.6318	N/A	$30.6318
Shares Outstanding	550,000	200,000	450,292	650,292

Calculating NAV. The Funds’ procedures for calculating NAV are identical. Each Fund calculates its NAV by taking the current market value of its total assets, subtracting any liabilities, and dividing that amount by the total number of shares owned by the Fund’s shareholders. Each Fund calculates its NAV once each day that the New York Stock Exchange (the “NYSE”) is open as of the regularly scheduled close of trading on the NYSE (normally, 4:00 p.m., Eastern Time). When calculating NAV, each Fund will value the portfolio securities and assets of the Fund for which market quotations are readily available at the current market price of those securities and assets. If market prices for certain securities or instruments are unavailable or the Adviser believes that they are unreliable or a significant event has occurred, the Adviser prices those securities and instruments at fair value as determined in good faith using methods approved by the Board.

Purchase and Sale of Fund Shares. The Funds’ procedures for the purchase and sale of Fund shares are identical. Shares may be purchased and redeemed from each Fund only in “Creation Units” of 25,000 shares, or multiples thereof. As a practical matter, only institutions and large investors, such as market makers or other large broker-dealers, purchase or redeem Creation Units. Most investors will buy and sell shares of the Funds on the Exchange. Individual shares can be bought and sold throughout the trading day like other publicly traded securities through a broker-dealer on the Exchange. These transactions do not involve the Funds. The price of an individual Fund share is based on market prices, which may be different from its NAV. As a result, the Funds’ shares may trade at a price greater than the NAV (at a premium) or less than the NAV (at a discount). Most investors will incur customary brokerage commissions and charges when buying or selling shares of the Funds through a broker-dealer on the Exchange.

Dividends and Distributions. The Funds have identical dividends and distribution policies. Each Fund distributes its net investment income, if any, at least semi-annually and make distributions of its net realized capital gains, if any, annually.

Tax Information. With respect to both Funds, the Funds’ distributions are taxable and will generally be taxed as ordinary income or capital gains, unless your investment is in an individual retirement account or other tax-advantaged retirement account. Investment through such accounts may be subject to taxation upon withdrawal.

Payments to Broker-Dealers and Other Financial Intermediaries. The Funds and their related companies may pay a financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your sales person to recommend the Funds over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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Information About the Reorganization

Below is a summary of the terms of the Agreement. The summary of the terms of the Agreement does not purport to be complete and is qualified in its entirety by reference to the form of Agreement attached as Appendix A.

Terms of the Agreement and Plan of Reorganization. The Agreement provides for the Reorganization to occur on the Closing Date, which is expected to be on or about March 27, 2020, but may occur on such other date as the parties may agree to in writing. On the Closing Date, the Acquired Fund will transfer all of its assets to the Surviving Fund solely in exchange for (i) the Surviving Fund’s assumption of all of the liabilities of the Acquired Fund, (ii) shares of beneficial interest of the Surviving Fund of equal value to the net assets of the Acquired Fund, and (iii) cash in lieu of fractional shares of the Surviving Fund. Immediately thereafter, the Acquired Fund will distribute these Surviving Fund shares and cash in lieu of any fractional shares to the Acquired Fund shareholders of record at the Closing Date in connection with the liquidation and termination of the Acquired Fund. The aggregate NAV of the Surviving Fund shares received in the Reorganization will equal the aggregate NAV of the Acquired Fund shares held by the Acquired Fund’s shareholders immediately prior to the Reorganization.

The number of Surviving Fund shares to be issued and amount of cash in lieu of fractional Surviving Fund shares to be distributed in exchange for the Acquired Fund’s assets will be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the NAV per share of the Acquired Fund by the NAV per share of the Surviving Fund, as of a valuation time set forth in the Agreement. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security will be priced in accordance with the Trust’s Board-approved pricing policies and procedures.

The transfer of shareholder accounts from the Acquired Fund to the Surviving Fund will occur automatically. It is not necessary for Acquired Fund shareholders to take any action to effect the transfer. Please do not attempt to make the transfer yourself. If you do so, you may disrupt the management of the Funds’ portfolios. No sales charge or fee of any kind will be assessed to Acquired Fund shareholders in connection with their receipt of shares of the Surviving Fund in the Reorganization.

All expenses that are solely and directly related to the Reorganization, largely those for legal, accounting and printing expenses, will be paid by the Adviser or its affiliates, and will not be borne by the Acquired Fund’s or the Surviving Fund’s shareholders. The Acquired Fund and the Surviving Fund, however, will bear their respective portfolio transaction costs associated with the Reorganization.

The Agreement contains customary representations, warranties and conditions. The Agreement provides that the consummation of the Reorganization is conditioned upon, among other things, the receipt by the Acquired Fund and the Surviving Fund of an opinion of Morgan, Lewis & Bockius LLP that the Reorganization will be treated as a tax-free reorganization and will not result in income, gain, or loss being recognized for federal income tax purposes by the Acquired Fund, the Acquired Fund’s shareholders (except with respect to cash received in lieu of fractional Surviving Fund shares), the Surviving Fund or the Surviving Fund’s shareholders.

The Agreement may be terminated if, before the Closing Date, any of the required conditions have not been met, a material breach by the other party, the representations and warranties are not true or the Board determines that the Reorganization is not in the best interests of the shareholders of the Acquired Fund or the Surviving Fund, respectively.

Following the Reorganization, the Adviser will continue to serve as the investment adviser to the Surviving Fund.

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Reasons for the Reorganization. The Adviser believes that shareholders of the Acquired Fund and the Surviving Fund would benefit from the Reorganization. Each Fund is an index fund that seeks to provide long-term capital appreciation by tracking the performance, before fees and expenses, of an underlying index developed by Reality Shares. The primary difference between the Funds is that the Surviving Fund’s underlying index, and thus the Surviving Fund’s portfolio, may seek greater or lesser long and short exposure to the same universe of securities as the Acquired Fund’s underlying index and portfolio. But for the difference in Underlying Indexes, the Funds’ investment objectives are identical and the Funds’ principal investment strategies and principal risks are substantially similar. The Funds also are managed by the same portfolio manager. Additionally, the Funds have similar fees and expenses, including the same management fee, and substantially the same annual fund operating expense ratios, except that the annual fund operating expense ratio for the Surviving Fund is slightly lower than that of the Acquired Fund. The Reorganization is expected to increase the size of the Surviving Fund thereby improving its opportunities for continued growth and the creation of future economies of scale that could benefit shareholders if certain fixed costs can be spread across a larger asset base and enabling the Adviser to focus its advisory resources on fewer funds, including the Surviving Fund. In addition, the Acquired Fund and its shareholders will benefit from the Surviving Fund’s strong performance record and lower total expense ratio. The Funds also are managed by the same investment adviser and portfolio manager. Additionally, the Funds have similar fees and expenses, including the same management fee.

At a meeting held on December 12, 2019, the Board, including a majority of Independent Trustees, approved the Reorganization. The factors considered by the Board in approving the Reorganization include, but are not limited to, those listed below.

•	But for the difference in Underlying Indexes, the Funds’ investment objectives are identical and the Funds’ principal investment strategies and principal risks are substantially similar.

•	The Funds have identical fundamental and non-fundamental investment policies.

•	The Funds are parties to the same Advisory Agreement and pay the same management fee rate pursuant to that agreement.

•	The Surviving Fund’s Other Expenses are slightly lower than the Acquired Fund’s Other Expenses, and, accordingly, the Surviving Fund is expected to have total annual fund operating expenses immediately after the Reorganization that are lower than those of the Acquired Fund immediately prior to the Reorganization.

•	The composition of the Board of Trustees overseeing each Fund is identical.

•	A comparison of the Funds’ common portfolio holdings and the common component securities of the Funds’ Underlying Indexes.

•	The Funds are managed by the same portfolio manager and the Surviving Fund will continue to be managed by the same team following the Reorganization.

•	There is expected to be no gain or loss recognized by shareholders for U.S. federal income tax purposes as a result of the Reorganization (except with respect to cash received in lieu of fractional shares), as the Reorganization is expected to be a tax-free transaction.

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•	The aggregate NAV of the Surviving Fund shares and the value of any cash in lieu of any fractional shares of the Surviving Fund that shareholders of the Acquired Fund will receive in the Reorganization will equal the aggregate NAV of the shares that shareholders of the Acquired Fund own immediately prior to the Reorganization, and that the interests of shareholders of the Acquired Fund and the Surviving Fund will not be diluted as a result of the Reorganization.

•	All expenses that are solely and directly related to the Reorganization will be paid by the Adviser or its affiliates, and will not be borne by the Acquired Fund’s or the Surviving Fund’s shareholders. The Acquired Fund and the Surviving Fund, however, will bear their respective portfolio transaction costs associated with the Reorganization.

The Board, including a majority of the Independent Trustees, concluded, based, in part, upon the factors and determinations summarized above, that the Reorganization is advisable and in the best interests of the Acquired Fund and its shareholders, and that the interests of the Acquired Fund’s shareholders will not be diluted as a result of the Reorganization. The Board also concluded that the Reorganization is advisable and in the best interests of the Surviving Fund and its shareholders, and that the interests of the Surviving Fund’s shareholders will not be diluted as a result of the Reorganization. The determinations were made on the basis of the business judgment of each Trustee after consideration of all of the factors taken as a whole, though individual members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Tax Consequences. The Reorganization is conditioned upon the receipt by the Acquired Fund and the Surviving Fund of an opinion from Morgan, Lewis & Bockius LLP, counsel to the Trust, substantially to the effect that, for federal income tax purposes:

(i)	The Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Acquired Fund and the Surviving Fund will each be a “party to the reorganization” within the meaning of Section 368(b) of the Code.

(ii)	No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to the Surviving Fund solely in exchange for Surviving Fund shares and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund or upon the distribution of Surviving Fund shares to shareholders of the Acquired Fund.

(iii)	No gain or loss will be recognized by the Surviving Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Surviving Fund shares and the assumption by the Surviving Fund of the liabilities of the Acquired Fund.

(iv)	The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the exchange, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund upon the exchange.

(v)	The holding period of the assets of the Acquired Fund received by the Surviving Fund will include the period during which such assets were held by the Acquired Fund.

(vi)	No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of their shares of the Acquired Fund for Surviving Fund shares (except with respect to cash received in lieu of fractional shares).

(vii)	The aggregate tax basis of Surviving Fund shares received by each shareholder of the Acquired Fund will be the same as the aggregate tax basis of the Acquired Fund shares exchanged immediately prior to the Reorganization.

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(viii)	The holding period of the Surviving Fund shares received by the shareholders of the Acquired Fund will include the holding period of the Acquired Fund shares surrendered in exchange therefor, provided that the Acquired Fund shares were held as a capital asset as of the Closing Date of the Reorganization.

(ix)	The Surviving Fund will succeed to and take into account, as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations), the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381(b) and (c), 382, 383 and 384 of the Code.

No opinion will be expressed as to the effect of the Reorganization on the Funds with respect to (A) any asset as to which any gain or loss may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Fund’s taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code. In addition, no opinion will be expressed as to the effect of the Reorganization on any Acquired Fund shareholder that is required to recognize unrealized gains and losses for U.S. federal income tax purposes under a mark-to-market system of accounting.

In rendering such opinion, counsel shall rely upon, among other things, certain facts, assumptions and representations of the Trust, made on behalf of the Acquired Fund and Surviving Fund. No tax ruling has been or will be received from the Internal Revenue Service in connection with the Reorganization. An opinion of counsel is not binding on the Internal Revenue Service or a court, and no assurance can be given that the Internal Revenue Service would not assert, or a court would not sustain, a contrary position. Shareholders of the Acquired Fund should consult their tax advisors regarding the federal, state and local tax treatment and implications of the Reorganization in light of their individual circumstances.

Immediately prior to the Reorganization, the Acquired Fund will declare and pay a dividend, which, together with all previous dividends, is intended to have the effect of distributing to the Acquired Fund shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid) for taxable years ending on or prior to the Closing Date, all of its net income and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryover).

Additional Information About the Funds

Additional information about the Funds is incorporated by reference into this Information Statement/Prospectus from the Funds’ Prospectus, dated February 28, 2020, forming a part of each Fund’s Registration Statement on Form N-1A (File Nos. 333-192288 and 811-2291). Each Fund’s Financial Highlights are incorporated by reference into this Information Statement/Prospectus from the Financial Highlights included in the Funds’ Annual Report to Shareholders dated October 31, 2019.

The Funds are subject to the requirements of the 1940 Act and file reports, proxy statements and other information with the SEC. Information about the Funds (including each document incorporated by reference) are available on the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

Reports and other information concerning the Funds can be inspected at the Exchange.

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Ownership of Shares. As of February 3, 2020, the following persons were the only persons who were record owners (or to the knowledge of the Funds, beneficial owners) of 5% or more* of the shares of the Acquired Fund or the Surviving Fund. The Funds do not have any knowledge of who the ultimate beneficiaries are of the shares.

Fund	Name and Address	Percentage of Shares
Acquired Fund	National Financial Services LLC 499 Washington Boulevard Jersey City, NJ 07310	55.14%
	RBC Capital Markets 60 South 6th Street Minneapolis, MN 55402	34.42%
Surviving Fund	TD Ameritrade Clearing 1005 North Ameritrade Place Bellevue, NE 68005	36.25%
	Charles Schwab 2423 East Lincoln Drive Phoenix, AZ 85016-1215	21.69%
	LPL Financial Company 9785 Towne Centre Drive San Diego, CA 02121-1968	14.62%
	Pershing LLC One Pershing Plaza Jersey City, NJ 07399	8.43%
	Goldman, Sachs & Co. 30 Hudson Street Jersey City, NJ 07302	7.37%

* A party holding in excess of 25% of the outstanding voting securities of a Fund is presumed to be a “control person” (as defined in the 1940 Act) of such Fund, based on the substantial ownership interest held and the party’s resultant ability to influence voting on certain matters submitted for shareholder consideration.

As of October 31, 2019, Trustees and officers of the Funds, as a group, owned less than 1% of each Fund’s outstanding shares.

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Appendix A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___th day of March, 2020, by and between Reality Shares ETF Trust, a Delaware statutory trust (the “Trust”), on behalf of the DIVCON Dividend Guard ETF (the “Acquired Fund”), and the Trust, on behalf of the DIVCON Dividend Defender ETF (the “Surviving Fund” and, together with the Acquired Fund, the “Funds”). Reality Shares Advisors, LLC (“Reality Shares”) joins this Agreement solely for purposes of Sections 14(b) and 18(b). Except for the Funds, no other series of the Trust are parties to this Agreement. The Trust has its principal place of business at 402 West Broadway, Suite 2800, San Diego, California 92101.

WHEREAS, the Trust was organized as a statutory trust under the laws of the State of Delaware on March 26, 2013 and is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”); and

WHEREAS, each Fund is a separate investment series of the Trust and the Acquired Fund owns securities that generally are assets of the character in which the Surviving Fund is permitted to invest; and

WHEREAS, each Fund is authorized to issue shares of beneficial interest; and

WHEREAS, the Funds intend (i) this Agreement to be, and adopt it as, a plan of reorganization within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”) and Treasury Regulation Section 1.368-2(g), and (ii) that for United States federal income tax purposes the transaction contemplated by this Agreement constitutes a “reorganization” within the meaning of Section 368(a) of the Code; and

WHEREAS, the Trustees of the Trust, including a majority of Trustees that are not “interested persons,” as such term is defined in section 2(a)(19) of the 1940 Act, of the Trust have determined that the transactions contemplated herein are in the best interests of each Fund and that the interests of each Fund’s existing shareholders will not be diluted as a result;

NOW, THEREFORE, in consideration of the mutual promises herein contained and intending to be legally bound hereby, the parties hereto hereby agree to enter into a transaction pursuant to which: (i) the Acquired Fund will transfer all of its assets to the Surviving Fund solely in exchange for (a) the Surviving Fund’s assumption of all of the liabilities of the Acquired Fund, (b) shares of beneficial interest of the Surviving Fund (“Surviving Fund Shares”) of equal value (taking into account cash in lieu of fractional Surviving Fund Shares) to the net assets of the Acquired Fund being acquired, and (c) cash in lieu of fractional Surviving Fund Shares, and (ii) the Acquired Fund will distribute, at the Closing Date (as defined in Section 13 of this Agreement), the Surviving Fund Shares and cash in lieu of fractional Surviving Fund Shares to holders of shares of the Acquired Fund (“Acquired Fund Shares”), in redemption of all outstanding Acquired Fund Shares and in connection with the complete liquidation and termination of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement. The parties hereto hereby covenant and agree as follows:

A-1

1.             Plan of Reorganization. At the Closing Date, the Acquired Fund shall assign, deliver and otherwise transfer all of its assets and good and marketable title thereto, and assign all of the liabilities as are set forth in a statement of assets and liabilities, to be prepared as of the Valuation Time (as defined in Section 5 of this Agreement) (the “Statement of Assets and Liabilities”), to the Surviving Fund, free and clear of all liens, encumbrances and adverse claims except as provided in this Agreement, and the Surviving Fund shall acquire all assets, and shall assume all liabilities of the Acquired Fund, and the Surviving Fund shall deliver to the Acquired Fund a number of Surviving Fund Shares and cash in lieu of fractional Surviving Fund Shares that in the aggregate are equivalent in value to the Acquired Fund Shares outstanding immediately prior to the Closing Date. Shareholders of record of the Acquired Fund at the Closing Date shall be credited with Surviving Fund Shares and, as necessary, cash in lieu of any outstanding fractional Surviving Fund Shares, owned immediately prior to the Closing Date. The assets and liabilities of the Acquired Fund shall be exclusively assigned to and assumed by the Surviving Fund. All debts, liabilities, obligations and duties of the Acquired Fund, to the extent that they exist at or after the Closing Date, shall after the Closing Date attach to the Surviving Fund and may be enforced against the Surviving Fund to the same extent as if the same had been incurred by the Surviving Fund. The events outlined in this Section 1 are referred to herein collectively as the “Reorganization.”

2.	Transfer of Assets.

(a)           The assets of the Acquired Fund to be acquired by the Surviving Fund and allocated thereto shall include, without limitation, all cash, cash equivalents, securities, receivables (including interest and dividends receivable) as set forth in the Statement of Assets and Liabilities, as well as any claims or rights of action or rights to register shares under applicable securities laws, any books or records of the Acquired Fund and other property owned by the Acquired Fund at the Closing Date.

(b)           The Surviving Fund will, within a reasonable time prior to the Closing Date, furnish the Acquired Fund with a list of the securities and investments, if any, on the Acquired Fund’s list referred to in the second sentence of this paragraph that do not conform to the Surviving Fund’s investment objectives, policies, and restrictions. The Acquired Fund will, within a reasonable period of time (not less than 30 days) prior to the Closing Date, furnish the Surviving Fund with a list of its portfolio securities and other investments. In the event that the Acquired Fund holds any investments that the Surviving Fund may not hold, the Acquired Fund, if requested by the Surviving Fund, will dispose of such investments prior to the Closing Date. In addition, if it is determined that the Acquired Fund and the Surviving Fund portfolios, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Surviving Fund with respect to such investments, the Acquired Fund, if requested by the Surviving Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Acquired Fund to dispose of any investments or securities if, in the reasonable judgment of the Acquired Fund, such disposition would either violate the Acquired Fund’s fiduciary duty to its shareholders or adversely affect the tax-free nature of the Reorganization (including the customary representations to be made by the Acquired Fund with respect to the opinion described below).

(c)           The Acquired Fund shall direct The Bank of New York Mellon, as custodian for the Acquired Fund (the “Custodian”), to deliver, at or prior to the Closing Date, a certificate of an authorized officer stating that: (i) assets have been delivered in proper form to the Surviving Fund at the Closing Date, and (ii) all necessary taxes in connection with the delivery of the assets, including all applicable foreign, federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio investments represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Surviving Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver prior to or as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Fund’s assets are deposited, the Acquired Fund’s assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds prior to or as of the Closing Date.

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(d)           The Acquired Fund shall direct The Bank of New York Mellon, in its capacity as the Trust’s transfer agent (the “Transfer Agent”), on behalf of the Acquired Fund, to deliver prior to or as of the Closing Date a certificate of an authorized officer stating that its records contain the names and addresses of the holders of the Acquired Fund Shares and the number and percentage ownership of outstanding shares of each class owned by each shareholder immediately prior to the Closing Date. The Surviving Fund shall issue and deliver a confirmation evidencing the Surviving Fund Shares and cash in lieu of fractional Surviving Fund Shares to be credited at the Closing Date to the Secretary of the Acquired Fund, or provide evidence that the Surviving Fund Shares and cash in lieu of fractional Surviving Fund Shares have been credited to the Acquired Fund’ account on the books of the Surviving Fund. No later than the Closing Date, each party shall deliver to the other such bill of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

(e)           Notwithstanding anything to the contrary herein fractional Surviving Fund Shares will not be issued to the holders of Acquired Fund Shares. If the calculation of the pro rata distribution amount of Surviving Fund Shares to any holder of Acquired Fund Shares results in fractional Surviving Fund Shares, such holder of Acquired Fund Shares will receive an amount in cash equal to the net asset value of the fractional Surviving Fund Shares at the Closing. All issued and outstanding Acquired Fund Shares, and certificates representing such Acquired Fund Shares, if any, will simultaneously be cancelled on the books of the Acquired Fund. The Surviving Fund will not issue certificates representing Surviving Fund shares.

3.	Calculations.

(a)           The number of Surviving Fund Shares to be issued and amount of cash in lieu of fractional Surviving Fund Shares to be distributed in exchange for the Acquired Fund’s assets pursuant to Section 1 hereof shall be determined by multiplying the outstanding shares of the Acquired Fund by the ratio computed by dividing the net asset value per share of the Acquired Fund by the net asset value per share of the Surviving Fund on the Valuation Date, determined in accordance with Section 3(b). Shareholders of record of the Acquired Fund at the Closing Date shall be credited with Surviving Fund Shares and cash in lieu of any fractional Surviving Fund Shares held. Any cash in lieu of any fractional Surviving Fund Shares owed to an Acquired Fund shareholder will be calculated in accordance with Section 1(e).

(b)           The net asset value per share of the Surviving Fund shall be the net asset value per share computed as of the time at which the Surviving Fund’s net asset value is calculated at the Valuation Time, in accordance with the pricing policies and procedures adopted by the Trust as described in the then current prospectus and statement of additional information of the Funds under the Securities Act of 1933 (the “1933 Act”).

4.            Valuation of Assets. The value of the assets of the Acquired Fund shall be the value of such assets computed as of the time at which the Acquired Fund’s net asset value is calculated at the Valuation Time. The net asset value of the assets of the Acquired Fund to be transferred to the Surviving Fund shall be computed by the Acquired Fund. In determining the value of the securities transferred by the Acquired Fund to the Surviving Fund, each security shall be priced in accordance with the pricing policies and procedures adopted by the Board of Trustees of the Trust. For such purposes, price quotations and the security characteristics relating to establishing such quotations shall be determined by the Acquired Fund, provided that such determination shall be subject to the approval of the Surviving Fund. The Acquired Fund and the Surviving Fund agree to use all commercially reasonable efforts to resolve, prior to the Valuation Time, any material pricing differences.

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5.            Valuation Time. The valuation time shall be 4:00 p.m., Eastern Time, on [March ___, 2020], or such earlier or later date and time as may be mutually agreed in writing by an authorized officer of the Funds (the “Valuation Time”). Notwithstanding anything herein to the contrary, in the event that at the Valuation Time, (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Acquired Fund is impracticable, the Valuation Time shall be postponed until the second business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Acquired Fund is practicable.

6.            Liquidation of the Acquired Fund and Cancellation of Shares. At the Closing Date, the Acquired Fund will liquidate and the Surviving Fund Shares and cash in lieu of any fractional Surviving Fund Shares received by the Acquired Fund will be distributed to the shareholders of record of the Acquired Fund as of the Closing Date in exchange for their Acquired Fund Shares and in complete liquidation of the Acquired Fund. Such liquidation and distribution will be accompanied by the establishment of an open account on the share records of the Surviving Fund in the name of each shareholder of the Acquired Fund that represents the respective number of Surviving Fund Shares and amount of cash in lieu of any fractional Surviving Fund Shares due such shareholder. All of the issued and outstanding shares of the Acquired Fund shall be cancelled on the books of the Trust at the Closing Date and shall thereafter represent only the right to receive Surviving Fund Shares and cash in lieu of any fractional Surviving Fund Shares. The Acquired Fund’s transfer books shall be closed permanently. The Trust also shall take any and all other steps as shall be necessary and proper to effect a complete termination of the Acquired Fund.

7.	Representations and Warranties of the Surviving Fund. The Surviving Fund represents and warrants to the Acquired Fund as follows:

(a)           The Surviving Fund has been duly established as a separate investment series of the Trust, which is a statutory trust duly organized and validly existing under the laws of the State of Delaware.

(b)           The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

(c)           The shares of the Surviving Fund have been duly established and represent a fractional undivided interest in the Surviving Fund. The issued and outstanding shares of the Surviving Fund are duly authorized, validly issued, fully paid and non-assessable. There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares or equity interests of the Surviving Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Surviving Fund. The Surviving Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund’s shareholders, pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and, when so issued and delivered, will be duly and validly issued Surviving Fund Shares, and will be fully paid and non-assessable.

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(d)           The execution, delivery and performance of this Agreement by the Trust, on behalf of the Surviving Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Surviving Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Surviving Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Acquired Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Surviving Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Surviving Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

(e)           The audited financial statements of the Surviving Fund as of October 31, 2019 are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Surviving Fund as of such date, and there are no known contingent liabilities of the Surviving Fund as of such date not disclosed therein.

(f)            Since October 31, 2019, there has not been any material adverse change in the Surviving Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Surviving Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this paragraph (f), a decline in the net asset value of the Surviving Fund shall not constitute a material adverse change.

(g)           The current prospectus and statement of additional information of the Surviving Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(h)           Except as otherwise disclosed in writing and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Surviving Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Surviving Fund to carry out the transactions contemplated by this Agreement. The Surviving Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(i)            Except for contracts and agreements disclosed to the Acquired Fund, under which no default exists, the Surviving Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Surviving Fund.

(j)            As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Surviving Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Surviving Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

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(k)           At the end of its first taxable year since its commencement of operations, the Surviving Fund properly elected to be treated as a separate “regulated investment company” under Section 851(g) of the Code. The Surviving Fund has met the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations and will continue to meet such requirements at all times through the Closing Date. The Surviving Fund will qualify as a regulated investment company as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Surviving Fund has not at any time since its inception been liable for, nor is now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Surviving Fund’s books. The Surviving Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Surviving Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder. All dividends paid by the Surviving Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Surviving Fund is in compliance in all material respects with applicable Treasury Regulations of the IRS pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, has withheld in respect of dividends and other distributions, paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(l)            The Surviving Fund agrees to use all reasonable efforts to obtain any necessary approvals and authorizations required by the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, and such of the state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(m)          The information statement and prospectus and statement of additional information (collectively, the “Information Statement/Prospectus”) to be included in the Surviving Fund’s registration statement on Form N-14 (the “Registration Statement”) and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Surviving Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Surviving Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Surviving Fund makes no representations or warranties as to the information contained in the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Acquired Fund and furnished by the Acquired Fund to the Surviving Fund specifically for use in connection with the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

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8.	Representations and Warranties of the Acquired Fund. The Acquired Fund represents and warrants to the Surviving Fund as follows:

(a)            The Acquired Fund has been duly established as a separate investment series of the Trust, which is a statutory trust duly organized and validly existing under the laws of the State of Delaware.

(b)           The Trust is registered as an investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

(c)           Shares of the Acquired Fund have been duly established and represent a fractional undivided interest in the Acquired Fund. The issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly authorized, validly issued, fully paid and nonassessable. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Transfer Agent as provided in Section 2(d). There are no outstanding options, warrants or other rights of any kind to acquire from the Trust any shares of any class or equity interests of the Acquired Fund or securities convertible into or exchangeable for, or which otherwise confer on the holder thereof any right to acquire, any such additional shares, nor is the Trust committed to issue any share appreciation or similar rights or options, warrants, rights or securities in connection with the Acquired Fund.

(d)           The audited financial statements of the Acquired Fund as of October 31, 2019, are in accordance with generally accepted accounting principles consistently applied, and such statements (copies of which have been furnished to the Surviving Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date not disclosed therein.

(e)           Since October 31, 2019, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Surviving Fund. For purposes of this paragraph (e), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

(f)            The Acquired Fund will have, at the Closing Date, good and marketable title to, and full right, power and authority to sell, assign, transfer and deliver, the assets to be transferred to the Surviving Fund pursuant to Section 1. Upon delivery and payment for such assets, the Surviving Fund will have good and marketable title to such assets without restriction on the transfer thereof free and clear of all liens, encumbrances and adverse claims other than as disclosed to the Surviving Fund and accepted by the Surviving Fund.

(g)           The execution, delivery and performance of this Agreement by the Trust, on behalf of the Acquired Fund, and the consummation of the transactions contemplated herein have been duly and validly authorized by the Trust’s Board of Trustees and no other proceedings by the Acquired Fund are necessary to authorize this Agreement and the transactions contemplated hereby. This Agreement has been duly and validly executed and delivered by the Trust, on behalf of the Acquired Fund, and assuming due authorization, execution and delivery by the Trust, on behalf of the Surviving Fund, is a legal, valid and binding obligation of the Trust, as it relates to the Acquired Fund, enforceable in accordance with its terms subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles. The Acquired Fund is not a party to or obligated under any charter, by-law, indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by its executing and carrying out this Agreement.

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(h)           The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(i)            Except as otherwise disclosed in writing and accepted by the Surviving Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition and the conduct of its business or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(j)            Except for contracts and agreements disclosed to the Surviving Fund, under which no default exists, the Acquired Fund is not a party to or subject to any material contract, debt instrument, plan, lease, franchise, license or permit of any kind or nature whatsoever with respect to the Acquired Fund.

(k)           As of the Closing Date, all Federal and other tax returns, information returns and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including extensions) shall have been filed, and all other taxes shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund’s knowledge, no such return is currently under audit by the Internal Revenue Service or any state or local tax authority, and no assessment has been asserted with respect to any of such returns.

(l)            At the end of its first taxable year since its commencement of operations, the Acquired Fund properly elected to be treated as a separate “regulated investment company” under Section 851(g) of the Code. The Acquired Fund has met the requirements of Part I of Subchapter M of the Code for qualification and treatment as a regulated investment company within the meaning of Section 851 et seq. of the Code in respect of each taxable year since its commencement of operations and will continue to meet such requirements at all times for the period beginning on the first day of its current taxable year and ending on the Closing Date. The Acquired Fund will qualify as a regulated investment company as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Acquired Fund has not at any time since its inception been liable, nor is now liable for, any income or excise tax pursuant to Sections 852 or 4982 of the Code. There is no other tax liability (including, any foreign, state, or local tax liability) except as set forth and accrued on the Acquired Fund’s books. The Acquired Fund has no earnings or profits accumulated with respect to any taxable year in which the provisions of Subchapter M of the Code did not apply. The Acquired Fund will not be subject to corporate-level taxation on the sale of any assets currently held by it as a result of the application of Section 337(d) of the Code and the Treasury Regulations thereunder. All dividends paid by the Acquired Fund at any time prior to the Closing Date shall have been deductible pursuant to the dividends paid deduction under Section 562 of the Code. The Acquired Fund is in compliance in all material respects with applicable Treasury Regulations of the Internal Revenue Service (“IRS”) pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, has withheld in respect of dividends and other distributions, paid to the proper taxing authorities all taxes required to be withheld, and is not liable for any penalties which could be imposed thereunder.

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(m)           The Information Statement/Prospectus to be included in the Registration Statement and filed in connection with this Agreement, and the documents incorporated therein by reference and any amendment or supplement thereto insofar as they relate to the Acquired Fund, each comply or will comply in all material respects with the applicable requirements of the 1933 Act, 1934 Act and the 1940 Act and the applicable rules and regulations of the Commission thereunder on the effective date of such Registration Statement. Each of the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto, insofar as it relates to the Acquired Fund, does not contain any untrue statement of a material fact or omit to state a material fact necessary in order to make the statements therein, in light of the circumstances under which they were made, not materially misleading on the effective date of such Registration Statement; provided, however, that the Acquired Fund makes no representations or warranties as to the information contained in the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto in reliance upon and in conformity with information relating to the Surviving Fund and furnished by the Surviving Fund to the Acquired Fund specifically for use in connection with the Information Statement/Prospectus, Registration Statement and the documents incorporated therein by reference and any amendment or supplement thereto.

9.	Covenants of the Surviving Fund and the Acquired Fund.

(a)           The Surviving Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

(b)           The Acquired Fund will assist the Surviving Fund in obtaining such information as the Surviving Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

(c)           Subject to the provisions of this Agreement, the Surviving Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

(d)           As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Surviving Fund, in such form as is reasonably satisfactory to the Surviving Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Surviving Fund as a result of Section 381 of the Code, and certified by the Acquired Fund’s President, Vice President or Chief Financial Officer.

(e)           On or before the Closing Date, the Acquired Fund shall declare and pay a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forwards), if any, in all taxable periods or years ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) such that the Acquired Fund will not have any unpaid tax liability under Section 852 of the Code.

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10.          Conditions Precedent to Obligations of the Surviving Fund. The obligations of the Surviving Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

(a)           All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)           The Surviving Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Surviving Fund, covering the following points:

(i)         The Trust is a statutory trust validly existing under the laws of the State of Delaware.

(ii)        The Trust, with respect to the Acquired Fund, has the trust power to conduct the business of an open-end management investment company as set forth in the Trust’s Amended and Restated Agreement and Declaration of Trust (the “Declaration”).

(iii)       The Agreement has been duly authorized and executed by the Trust, on behalf of the Acquired Fund, and so far as is known to us, delivered by the Trust, on behalf of the Acquired Fund. Assuming the due authorization, execution, and delivery of the Agreement by the Trust, on behalf of the Surviving Fund, the Agreement constitutes a valid and legally binding obligation of the Trust, on behalf of the Acquired Fund, enforceable against the Trust in accordance with its terms.

(iv)       The execution and delivery by the Trust of the Agreement did not, and the transfer of the assets for Surviving Fund Shares and cash in lieu of fractional shares of the Surviving Fund and the assumption by the Surviving Fund of the liabilities pursuant to the Agreement will not, violate the Declaration or the Trust’s Amended and Restated By-Laws (the “By-Laws”).

(v)        To the knowledge of such counsel, all regulatory or court consents, authorizations, approvals, orders or filings required to be obtained or made by the Trust, on behalf of the Acquired Fund, under the federal laws of the United States or the laws of the State of Delaware for the transfer of the assets for Surviving Fund Shares and the assumption by the Surviving Fund of the liabilities pursuant to the Agreement have been obtained or made.

(vi)       To the knowledge of such counsel, and without any independent investigation, other than as disclosed to the Surviving Fund pursuant to Section 8(i) of the Agreement to which the Trust is a party, the Acquired Fund is not subject to any litigation or administrative proceeding that could reasonably be expected to have a materially adverse effect on the operations of the Acquired Fund.

(vii)      The Trust is registered as an open-end management investment company with the Commission and the Acquired Fund is not subject to any stop order.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

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(c)           The Acquired Fund shall have delivered to the Surviving Fund at the Closing Date the Acquired Fund’s Statement of Assets and Liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of the Chief Financial Officer of the Acquired Fund as to the aggregate asset value of the Acquired Fund’s portfolio securities.

(d)           On the Closing Date, the Acquired Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Acquired Fund prior to or at the Closing Date and the Surviving Fund shall have received a certificate from the President or Vice President of the Acquired Fund, dated as of such date, certifying on behalf of the Acquired Fund that the conditions set forth in this clause (d) have been and continue to be, satisfied.

11.           Conditions Precedent to Obligations of the Acquired Fund. The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Surviving Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

(a)           All representations and warranties of the Surviving Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. On the Closing Date, the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of Surviving Fund that as of such date that the conditions set forth in this clause (a) have been met.

(b)           The Acquired Fund shall have received an opinion of Morgan, Lewis & Bockius LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquired Fund, covering the following points:

(i)        The Trust is a statutory trust validly existing under the laws of the State of Delaware.

(ii)       The Trust, with respect to the Surviving Fund, has the trust power to conduct the business of an open-end management investment company as set forth in the Declaration.

(iii)      The Agreement has been duly authorized and executed by the Trust, on behalf of the Surviving Fund, and so far as is known to us, delivered by the Trust, on behalf of the Surviving Fund. Assuming the due authorization, execution, and delivery of the Agreement by the Trust, on behalf of the Acquired Fund, the Agreement constitutes a valid and legally binding obligation of the Trust, on behalf of the Surviving Fund, enforceable against the Trust in accordance with its terms.

(iv)      The execution and delivery by the Trust of the Agreement did not, and the issuance of Surviving Fund Shares and cash in lieu of fractional shares of the Surviving Fund and the assumption of the liabilities in exchange for the transfer of assets pursuant to the Agreement will not, violate the Declaration or By-Laws.

(v)       To the knowledge of such counsel, all regulatory or court consents, authorizations, approvals, orders or filings required to be obtained or made by the Trust, on behalf of the Surviving Fund, under the federal laws of the United States or the laws of the State of Delaware with respect to the issuance of the Surviving Fund Shares, the receipt of the assets and the assumption of the liabilities pursuant to the Agreement have been obtained or made.

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(vi)      To the knowledge of such counsel and without any independent investigation, other than as disclosed to the Acquired Fund pursuant to Section 7(h) of the Agreement to which the Trust is a party, the Surviving Fund is not subject to any litigation or administrative proceeding that could reasonably be expected to have a materially adverse effect on the operations of the Surviving Fund.

(vii)     The Trust is registered as an open-end management investment company with the Commission and the Surviving Fund is not subject to any stop order.

Such opinion may contain such assumptions and limitations as shall be in the opinion of such counsel appropriate to render the opinions expressed therein. In addition, such counsel shall be entitled to state that they have relied upon officers’ certificates and certificates of public officials in rendering their opinion.

(c)           On the Closing Date, the Surviving Fund shall have performed and complied in all material respects with each of its agreements and covenants required by this Agreement to be performed or complied with by the Surviving Fund prior to or at the Closing Date and the Acquired Fund shall have received a certificate from the President or Vice President of the Surviving Fund, dated as of such date, certifying on behalf of the Surviving Fund that the conditions set forth in this clause (c) have been, and continue to be, satisfied.

12.           Further Conditions Precedent to Obligations of the Acquired Fund and the Surviving Fund. If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Funds, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement.

(a)           The Trust’s Board of Trustees, on behalf of the Acquired Fund and the Surviving Fund, shall have approved this Agreement.

(b)           On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(c)           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions of and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Surviving Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(d)           The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness of the Registration Statement shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

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(e)           The Funds shall have received a favorable opinion of Morgan, Lewis & Bockius LLP addressed to the Surviving Fund and the Acquired Fund substantially to the effect that with respect to the Funds and the Reorganization for Federal income tax purposes:

(i)            The acquisition by the Surviving Fund of all of the assets of the Acquired Fund, as provided for in the Agreement, in exchange for Surviving Fund Shares (and cash in lieu of fractional shares, if any) and the assumption by the Surviving Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund to its shareholders of the Surviving Fund Shares (and cash in lieu of fractional shares, if any) in complete liquidation of the Acquired Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and the Acquired Fund and the Surviving Fund each will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(ii)           No gain or loss will be recognized by the Acquired Fund upon the transfer of all of its assets to, and assumption of all of its liabilities by, the Surviving Fund in exchange solely for Surviving Fund Shares pursuant to Section 361(a) and Section 357(a) of the Code, except for (A) gain or loss that may be recognized on the transfer of “section 1256 contracts” as defined in Section 1256(b) of the Code, (B) gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (C) any other gain or loss that may be required to be recognized (i) as a result of the closing of the Acquired Fund’s taxable year or (ii) upon the transfer of an asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code.

(iii)          No gain or loss will be recognized by the Surviving Fund upon the receipt by it of all of the assets of the Acquired Fund in exchange solely for the assumption of all of the liabilities of the Acquired Fund and issuance of the Surviving Fund Shares pursuant to Section 1032(a) of the Code.

(iv)          No gain or loss will be recognized by the Acquired Fund upon the distribution of Surviving Fund Shares to shareholders of the Acquired Fund in complete liquidation (in pursuance of the Agreement) of the Acquired Fund pursuant to Section 361(c)(1) of the Code.

(v)           The tax basis of the assets of the Acquired Fund received by the Surviving Fund will be the same as the tax basis of such assets in the hands of the Acquired Fund immediately prior to the transfer of such assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Fund on the transfer pursuant to Section 362(b) of the Code.

(vi)          The holding periods of the assets of the Acquired Fund in the hands of the Surviving Fund will include the periods during which such assets were held by the Acquired Fund pursuant to Section 1223(2) of the Code, other than assets with respect to which gain or loss is required to be recognized and except where investment activities of the Surviving Fund have the effect of reducing or eliminating the holding period with respect to an asset.

(vii)         No gain or loss will be recognized by the shareholders of the Acquired Fund upon the exchange of all of their shares of beneficial interest of the Acquired Fund (“Acquired Fund Shares”) solely for Surviving Fund Shares (except with respect to cash, if any, received in lieu of fractional shares) pursuant to Section 354(a) of the Code.

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(viii)        The aggregate tax basis of the Surviving Fund Shares received by a shareholder of the Acquired Fund will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged therefor pursuant to Section 358(a)(1) of the Code.

(ix)           The holding period of the Surviving Fund Shares received by a shareholder of the Acquired Fund will include the holding period of the Acquired Fund Shares exchanged therefor, provided that the shareholder held the Acquired Fund Shares as a capital asset on the date of the exchange pursuant to Section 1223(1) of the Code.

Such opinion shall be based on customary assumptions and shall be conditioned on (1) such representations as Morgan, Lewis & Bockius LLP, counsel providing the opinion, may reasonably request (and the Funds will cooperate to make and certify the accuracy of such representations) all being true and complete on the Closing Date, and (2) the Reorganization’s consummation in accordance with the Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendments hereof that Morgan, Lewis & Bockius LLP has not approved). The foregoing opinion may state that no opinion is expressed as to any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind. Notwithstanding anything herein to the contrary, neither the Surviving Fund nor the Acquired Fund may waive the conditions set forth in this Section 12(e).

13.           Closing Date of the Reorganization. The exchange of the Acquired Fund’s assets for the Surviving Fund Shares shall occur after the close of business on [March 27, 2020] and complete prior to the open of business on [March 30, 2020], or at such other time and date as fixed by the mutual consent of the parties (the “Closing Date”).

14.	Termination.

(a)           This Agreement may be terminated by the mutual agreement of the Surviving Fund and the Acquired Fund. In addition, either the Surviving Fund or the Acquired Fund may at its option terminate this Agreement at or prior to the Closing Date:

(i)        because of a material breach by the other party of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(ii)       because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

(iii)      by resolution of the Trust’s Board of Trustees if circumstances should develop that, in the good faith opinion of the Board of Trustees, make proceeding with the Agreement not in the best interests of either of the Acquired Fund’s or Surviving Fund’s shareholders;

(b)           In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of the Acquired Fund, the Surviving Fund, the Trust, or their Trustees or officers, to the other party. In such event, Reality Shares shall bear the expenses incurred by the Acquired Fund and the Surviving Fund incidental to the preparation and carrying out of this Agreement as provided in Section 18.

15.           Amendment. This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Funds; provided, however, that no such amendment may have the effect of changing the provisions for determining the number of the Surviving Fund Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such Acquired Fund shareholders.

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16.           Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof.

17.           Notices. Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy, certified mail or overnight express courier addressed as follows:

Acquired Fund: Eric Ervin President Reality Shares ETF Trust 402 West Broadway, Suite 2800 San Diego, California 92101	Surviving Fund: Eric Ervin President Reality Shares ETF Trust 402 West Broadway, Suite 2800 San Diego, California 92101

18.           Fees and Expenses.

(a)           Each of the Surviving Fund and the Acquired Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

(b)           Except as otherwise provided for herein, all expenses that are solely and directly related to the Reorganization contemplated by this Agreement will be borne and paid by Reality Shares. Such expenses include, without limitation, to the extent solely and directly related to the Reorganization contemplated by this Agreement: (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Agreement; (ii) expenses associated with the preparation and filing of the Registration Statement under the 1933 Act covering the Surviving Fund Shares to be issued pursuant to the provisions of this Agreement; (iii) registration or qualification fees and expenses of preparing and filing such forms as are necessary under applicable state securities laws to qualify the Surviving Fund Shares to be issued in connection herewith in each state in which the Acquired Fund’s shareholders are resident as of the date of the mailing of the Information Statement/Prospectus to such shareholders; (iv) postage; (v) printing; (vi) accounting fees; and (vii) legal fees. Reality Shares agrees that all such fees and expenses so borne and paid, shall be paid directly by Reality Shares to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Ruling 73-54, 1973-1 C.B. 187. Fees and expenses not incurred directly in connection with the consummation of the transactions contemplated by this Agreement will be borne by the party incurring such fees and expenses. Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of the Acquired Fund or the Surviving Fund, as the case may be, as a “regulated investment company” within the meaning of Section 851 of the Code or would prevent the Reorganization from qualifying as a “reorganization” under Section 368(a) of the Code. Acquired Fund shareholders will pay their respective expenses, if any, incurred in connection with the transactions contemplated by this Agreement. Neither the Acquired Fund nor the Surviving Fund will pay the Surviving Fund shareholders’ expenses, if any. In the event this Agreement is terminated at or prior to the Closing Date in accordance with Section 14 hereto, Reality Shares will bear the costs incurred by the Acquired Fund under this Section 18(b).

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19.	Headings, Counterparts, Assignment.

(a)           The section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

(b)           This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

(c)           This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

(d)           The Surviving Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties. The representations, warranties and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.

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IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

REALITY SHARES ETF TRUST, ON BEHALF OF THE DIVCON DIVIDEND GUARD ETF

By:
Name:
Title:

REALITY SHARES ETF TRUST, ON BEHALF OF THE DIVCON DIVIDEND DEFENDER ETF

By:
Name:
Title:

SOLELY FOR PURPOSES OF SECTIONS 14(B) AND 18(B), REALITY SHARES ADVISORS, LLC

By:
Name:
Title:

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STATEMENT OF ADDITIONAL INFORMATION

REALITY SHARES ETF TRUST

402 WEST BROADWAY, SUITE 2800

SAN DIEGO, CALIFORNIA 92101

855.595.0240

WWW.REALITYSHARES.COM

Relating to the Acquisition of the assets and stated liabilities of the

REALITY SHARES DIVCON DIVIDEND GUARD ETF (Cboe BZX Exchange, Inc.: GARD)

By and in exchange for shares of the

REALITY SHARES DIVCON DIVIDEND DEFENDER ETF (Cboe BZX Exchange, Inc.: DFND)

This Statement of Additional Information (the “SAI”) contains information that may be of interest to shareholders of the Reality Shares DIVCON Dividend Guard ETF (the “Acquired Fund”), relating to the reorganization of the Acquired Fund, a separate series of Reality Shares ETF Trust (the “Trust”), with and into the Reality Shares DIVCON Dividend Defender ETF (the “Surviving Fund” and together with the Acquired Fund, the “Funds”), also a separate series of the Trust, but which is not included in the related combined information statement and prospectus dated March 3, 2020 (the “Information Statement/Prospectus”).

This SAI is not a prospectus, and should be read in conjunction with the Information Statement/Prospectus. The Information Statement/Prospectus has been filed with the U.S. Securities and Exchange Commission (the “SEC”), and is available, without charge, upon request to the Trust at the address listed above or by telephoning the Trust and the telephone numbers listed above.

The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.

1.	The Statement of Additional Information of the Trust, relating to the Funds, dated February 28, 2020.

2.	The Report of the Independent Registered Public Accounting Firm and audited financial statements of the Funds included in the Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2019 (the “Annual Report”). No other parts of the Annual Report are incorporated herein by reference.

Capitalized terms used in this SAI and not otherwise defined herein have the meanings given to them in the Information Statement/Prospectus.

The date of this SAI is March 3, 2020.

TABLE OF CONTENTS

MORE INFORMATION ABOUT THE REORGANIZATION AND THE FUNDS	1

PRO FORMA FINANCIAL INFORMATION	1

i

MORE INFORMATION ABOUT THE REORGANIZATION AND THE FUNDS

General Information

As described in the Information Statement/Prospectus, this SAI relates to the reorganization of the Acquired Fund with and into the Surviving Fund, which provides for (a) the transfer of the assets and stated liabilities of the Acquired Fund in exchange for shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund, and (b) the pro rata distribution of shares of the Surviving Fund and cash in lieu of fractional shares of the Surviving Fund by the Acquired Fund to its shareholders, in complete liquidation of the Acquired Fund (the “Reorganization”).

Each Fund is a separate series of the Trust. The Trust is an open-end management investment company that was organized as a Delaware statutory trust on March 26, 2013. The shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). The shares of each Fund trade on the Exchange at market prices that may be below, at, or above net asset value of the Fund.

Additional Information About the Funds

The Statement of Additional Information of the Trust relating to the Funds, dated February 28, 2020 is incorporated herein by reference.

PRO FORMA FINANCIAL INFORMATION

The unaudited pro forma information provided herein should be read in conjunction with the annual and semi-annual reports of Reality Shares DIVCON Dividend Guard ETF (“Acquired Fund”) and Reality Shares DIVCON Dividend Defender ETF (the “Surviving Fund” and together with the Acquired Fund, the “Funds”) dated October 31, 2019 and April 30, 2019, respectively. All shareholder reports are on file with the SEC and are available at no charge.

The unaudited pro forma information set forth below for the twelve months ended October 31, 2019 is intended to present supplemental data as if the proposed Reorganization of the Funds had occurred as of November 1, 2018. The Reorganization is intended to combine the Acquired Fund with a similar fund currently advised by Reality Shares Advisors, LLC (the “Adviser”). Both Funds are advised by the Adviser. Subject to shareholder approval, the Reorganization is expected to be effective as of the close of business on March 27, 2020, or on such later date as may be deemed necessary in the judgment of the Reality Shares ETF Trust Board of Trustees (the “Board”) in accordance with the Agreement and Plan of Reorganization (the “Closing Date”).

The Reorganization provides for the acquisition of all the assets and all the liabilities of the Acquired Fund by the Surviving Fund, in exchange for shares of the Surviving Fund at net asset value. Following the Reorganization, the Surviving Fund will be the accounting and performance survivor. As a result of the Reorganization, shareholders of the Acquired Fund would become shareholders of the Surviving Fund.

The costs and expenses associated with the Reorganization relating to the solicitation of proxies, including preparing, filing, printing, and mailing of the Combined Information Statement and Prospectus and related disclosure documents, and the related legal fees, including the legal fees incurred in connection with the analysis under the Internal Revenue Code of 1986, as amended (the “Code”) of the tax treatment of this transaction, as well as the costs associated with the preparation of the tax opinion and obtaining a consent of independent registered public accounting firm will be borne by the Adviser. No sales or other charges will be imposed on shareholders in connection with the Reorganization. It is currently anticipated that the Acquired Fund will transfer its holdings to the Surviving Fund in connection with the Reorganization and that, prior to the Reorganization, the Acquired Fund’s holdings will be aligned with those of the Surviving Fund.  Each Fund will bear its proportionate share of the transaction expenses based on the relative net asset value of each Fund at the time of the Reorganization, which typically include, but are not limited to, trade commissions, related fees and taxes, and any foreign exchange spread costs, where applicable, associated with the Reorganization.

1

While the investment strategies and risks, portfolio composition, and size of the Funds are similar, a repositioning of a portion of the portfolio assets of the Acquired Fund, either before or after the Reorganization, is anticipated. If any sales were to occur due to a repositioning of the portfolio assets of the Acquired Fund, the actual tax impact of such sales would depend on the difference between the price at which such portfolio assets were sold and the Acquired Fund’s basis in such assets. Any capital gains recognized from sales occurring due to a repositioning of the portfolio assets of the Acquired Fund would be distributed to the Acquired Fund’s shareholders as capital gain dividends (to the extent of the excess of net realized long-term capital gains over net realized short-term capital losses) and ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions would be taxable to shareholders.

To better align the Funds’ portfolios, it currently is estimated that securities representing approximately 26.7% of the Acquired Fund’s portfolio will be disposed of in anticipation of the Reorganization. If such securities were disposed of as of the close of trading on the Exchange on December 26, 2019, the aggregate value of such securities would have totaled approximately $3,770,000. It is estimated that such portfolio dispositions would have resulted in realized capital gains of approximately $343,000 (or $0.653 per share) as of that date. It also is estimated that such portfolio dispositions will result in brokerage and other transaction costs of approximately $150 (or $0.000286 per share). Any such disposition of securities in all events will be consistent with the tax-free nature of the Reorganization.

The Funds currently have the same investment adviser, administrator, distributor, custodian and fund accounting agent. Each service provider has entered into an agreement with the Trust that governs the provision of services to the Funds. Such agreements contain the same or substantially similar terms with respect to each Fund.

As of October 31, 2019, the net assets of the Acquired Fund and the Surviving Fund were $13,793,275 and $6,126,355, respectively. The net assets of the pro forma Acquired Fund combined with the Surviving Fund as of October 31, 2019 would have been $19,919,630 had the Reorganization occurred on that date. The actual net assets of the Acquired Fund and the Surviving Fund on the Closing Date will differ due to fluctuations in net asset values, subsequent purchases, and redemptions of shares. No assurance can be given as to how many shares of the Surviving Fund will be received by shareholders of the Acquired Fund on the Closing Date.

The Funds are parties to the same investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser is responsible for substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Adviser is not responsible for, and the Funds bear the cost of, interest, taxes, brokerage and other expenses connected with the execution of portfolio securities, dividend and expenses associated with securities sold short (subject to any expense limitation agreements), extraordinary expenses, distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, compensation and expenses of the Trustees who are not interested persons of the Trust or the Adviser (including any such Trustee’s counsel fees) and compensation and expenses of the Trust’s chief compliance officer. Because the management fee for each Fund as a percentage of the average net assets of each Fund will not change as a result of the Reorganization, no adjusted management fee expenses are presented as part of the pro forma financial information for the Reorganization. On a pro forma basis for the twelve months ended October 31, 2019, it is projected that the combined Acquired Fund and Surviving Fund would have incurred $27,819 less other operating expenses due to a lower level of dividend and expenses associated with short sales.

2

Each Fund calculates its NAV by (i) taking the current market value of its total assets, (ii) subtracting any liabilities, and (iii) dividing that amount by the total number of shares outstanding. Each Fund calculates its NAV once each day that the NYSE is open as of the regularly scheduled close of trading on the NYSE (normally, 4:00 p.m. Eastern Time). Each Fund’s daily NAV can be found at www.realityshares.com.

Equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange on which they are traded, or, if there is no such reported sale on the valuation date, at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

For foreign securities and other assets that are priced in a currency other than U.S. dollars, the Fund will convert the security or asset from the local currency into U.S. dollars using the relevant current exchange rate. Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares.

The Trust will generally value listed futures and options on futures at the settlement price determined by the applicable exchange. Non-exchange-traded derivatives, such as swap transactions, will normally be valued on the basis of quotations or equivalent indication of value supplied by a pricing service or major market makers or dealers. Fixed income securities generally are valued based on prices provided by independent pricing services, which may use valuation models or matrix pricing to determine current value. The Trust may use (a) amortized cost to value fixed income or money market securities that have a remaining maturity of 60 days or less, if it can reasonably conclude at the time of each such valuation that the amortized cost value is approximately the same as the securities value determined in accordance with market-based factors, or (b) the price provided by an independent third party pricing agent.

In the event that current market valuations are not readily available or the Trust or Adviser believes such valuations do not reflect current market value, the Trust’s procedures require that a security’s fair value be determined. In determining such value, the Trust or the Adviser may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators. In these cases, the Fund’s NAV may reflect certain portfolio securities’ fair values rather than their market prices. The Trust’s procedures also provide that dividend swaps will be fair valued on a daily basis pursuant to procedures approved by the Board. The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and, therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

The Reorganization is not expected to be a taxable event for federal income tax purposes for shareholders.

If the Reorganization is consummated, the Combined Fund would seek to continue to qualify as a regulated investment company, if such qualification is in the best interests of shareholders, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. In addition, the Acquired Fund will make any required income or capital gain distributions prior to consummation of this Reorganization, in accordance with provisions of the Code relating to reorganizations. Accordingly, no provision for federal income taxes is required.

3

As of October 31, 2019, the Acquired Fund and the Surviving Fund had capital loss carryforwards of $1,585,813 and $323,579, respectively. Utilization of capital loss carryforwards of the Acquired Fund will be subject to limitations because of an ownership change. Because of these limitations, the capital losses of the Acquired Fund may expire without being utilized. Additionally, for five years beginning after the Closing Date of the Reorganization, neither Fund will be allowed to offset certain pre-Reorganization built-in gains attributable to the one Fund (if any) with capital loss carryforwards attributable to the other Fund.

The Adviser or its affiliates, and not the Acquired Fund or the Surviving Fund, will pay the expenses (except for brokerage expenses incurred by the Acquired Fund prior to the Reorganization) directly related to the proposed Reorganization. Any brokerage charges associated with the purchase or disposition of portfolio securities by the Acquired Fund prior to the Reorganization will be borne by the Acquired Fund and its shareholders. The Adviser estimates that the costs that are solely and directly related to the Reorganization will be approximately $150.

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PART C

OTHER INFORMATION

Item 15.	Indemnification:

Please see Article VII of the Amended and Restated Agreement and Declaration of Trust dated November 7, 2013 (the “Declaration of Trust”) of Reality Shares ETF Trust (the “Registrant” or the “Trust”), which is filed as Exhibit (1)(c) to the Registrant’s Registration Statement and is incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suite or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.

Item 16.	Exhibits:

(1)(a)	Registrant’s Certificate of Trust dated March 26, 2014 (the “Certificate of Trust”) is incorporated herein by reference to Exhibit (a)(1) to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the U.S. Securities and Exchange Commission (the “SEC”) via EDGAR Accession No. 0001193125-13-438546 on November 12, 2013.

(1)(b)	Certificate of Amendment dated September 13, 2013 to the Certificate of Trust is incorporated herein by reference to Exhibit (a)(2) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-260683 on July 3, 2014.

(1)(c)	Registrant’s Declaration of Trust is incorporated herein by reference to Exhibit (a)(3) to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-13-438546 on November 12, 2013.

(2)	Registrant’s Amended and Restated By-Laws dated November 7, 2013, as amended and restated March 9, 2016, are incorporated herein by reference to Exhibit (b) to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-17-011613 on February 28, 2017.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization is filed herewith as Appendix A to Part A of this Registration Statement on Form N-14.

1

(5)	See Article III and Article V of the Declaration of Trust, which is incorporated herein by reference to Exhibit (a)(3) to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-13-438546 on November 12, 2013.

(6)(a)	Amended and Restated Investment Advisory Agreement dated June 14, 2018 between the Registrant and Reality Shares Advisors, LLC (the “Advisory Agreement”) is incorporated herein by reference to Exhibit (d) to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-034834 on June 19, 2018.

(6)(b)	Revised Schedule A, dated September 13, 2018, to the Advisory Agreement is incorporated herein by reference to Exhibit (d)(2) to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-056491 on October 31, 2018.

(7)(a)	Distribution Agreement dated April 16, 2018 between the Registrant and ALPS Distributors, Inc. (the “Distribution Agreement”) is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-034834 on June 19, 2018.

(7)(b)	Amendment No. 1, effective as of June 15, 2018, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 20 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-034834 on June 19, 2018.

(7)(c)	Amendment No. 2, effective as of September 13, 2018, to the Distribution Agreement is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-056491 on October 31, 2018.

(8)	Not applicable.

(9)(a)	Custody Agreement dated January 21, 2014 between the Registrant and The Bank of New York Mellon (the “Custody Agreement”) is incorporated herein by reference to Exhibit (g)(1) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-260683 on July 3, 2014.

(9)(b)	Amendment and revised Schedule II, dated September 13, 2018, to the Custody Agreement is incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-056491 on October 31, 2018.

(10)	Not applicable.

(11)	Opinion and consent of counsel, Morgan, Lewis & Bockius LLP, regarding the legality of securities being issued, is incorporated herein by reference to Exhibit (11) to the Registrant’s Registration Statement on Form N-14 (File No. 333-235943), as filed with the SEC via EDGAR Accession No. 0001104659-20-004807 on January 16, 2020.

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(12)	Form of opinion and consent of counsel, Morgan, Lewis & Bockius LLP, regarding certain tax matters, is incorporated herein by reference to Exhibit (12) to the Registrant’s Registration Statement on Form N-14 (File No. 333-235943), as filed with the SEC via EDGAR Accession No. 0001104659-20-004807 on January 16, 2020.

(13)(a)	Fund Administration and Accounting Agreement dated January 21, 2014 between the Registrant and The Bank of New York Mellon (the “Administration Agreement”) is incorporated herein by reference to Exhibit (h)(1) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-260683 on July 3, 2014.

(13)(b)	Amendment and revised Exhibit A, dated September 13, 2018, to the Administration Agreement is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-056491 on October 31, 2018.

(13)(c)	Transfer Agency and Service Agreement dated January 21, 2014 between the Registrant and The Bank of New York Mellon (the “Transfer Agency Agreement”) is incorporated herein by reference to Exhibit (h)(3) to Pre-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-260683 on July 3, 2014.

(13)(d)	Amendment and revised Appendix I, dated September 13, 2018, to the Transfer Agency Agreement is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-18-056491 on October 31, 2018.

(13)(e)	Chief Compliance Officer Services Agreement dated December 16, 2014 between the Registrant and ALPS Funds Services, Inc. (the “CCO Agreement”) is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-446892 on December 18, 2014.

(13)(f)	Amendment, dated November 2, 2015, to the CCO Agreement is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-16-482285 on February 26, 2016.

(13)(g)	Expense Limitation Agreement, effective as of March 10, 2016, between the Registrant and Reality Shares Advisors, LLC is incorporated herein by reference to Exhibit (13)(g) to the Registrant’s Registration Statement on Form N-14 (File No. 333-235943), as filed with the SEC via EDGAR Accession No. 0001104659-20-004807 on January 16, 2020.

(14)	Consent of independent registered public accountants, Cohen & Company, Ltd., is filed herewith.

(15)	Not applicable.

(16)	Powers of Attorney for Trustees of the Registrant are filed herewith.

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(17)(a)	Amended Code of Ethics for the Registrant is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 12 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001144204-17-011613 on February 28, 2017.

(17)(b)	Code of Ethics for Reality Shares Advisors, LLC is incorporated herein by reference to Exhibit (p)(2) to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-14-039232 on February 6, 2014.

(17)(c)	Amended Code of Ethics for ALPS Distributors, Inc. dated December 19, 2014 is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 10 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001193125-16-482285 on February 26, 2016.

(17)(d)	Prospectus and Statement of Additional Information dated February 28, 2020 are incorporated by reference to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File No. 333-192288), as filed with the SEC via EDGAR Accession No. 0001104659-20-027130 on February 28, 2020.

(17)(e)	Annual Report to Shareholders dated October 31, 2019, and audited financial statements, are incorporated herein by reference to the Registrant’s Form N-CSR filing, as filed with the SEC via EDGAR Accession No. 0001104659-20-002324 on January 9, 2020.

Item 17.	Undertakings:

(1)	The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant agrees to file by post-effective amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Diego, and State of California on this 28th day of February, 2020.

REALITY SHARES ETF TRUST

By:	/s/ Eric Ervin
Eric Ervin
President (Principal Executive Officer)

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Michael S. Rosen*
Michael Rosen	Trustee	February 28, 2020

/s/ Nathaniel R. Singer*
Nathaniel Singer	Trustee	February 28, 2020

/s/ Robert Buscher*
Robert Buscher	Trustee	February 28, 2020

/s/ Eric Ervin
Eric Ervin	President (Principal Executive Officer)	February 28, 2020

/s/ Kasey Price
Kasey Price	Treasurer (Principal Financial Officer and Principal Accounting Officer)	February 28, 2020

*By:	/s/ Eric Ervin
Eric Ervin
Attorney-in-Fact

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Exhibit Index

Number	Exhibit:

EX-99.14	Consent of independent registered public accountants, Cohen & Company, Ltd.

EX-99.16	Powers of Attorney for Trustees of the Registrant

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